Additional Detail of Impaired Loans Broken Out According to Class (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Impaired loans with no a valuation allowance, recorded investment	$ 2,667	$ 6,020	$ 4,702
Impaired loans with no related allowance, unpaid balance	2,913	6,058	4,702
Impaired loans with no related allowance	0	0	0
Impaired loans with no related allowance, average recorded investment YTD	4,668	5,314	2,894
Impaired loans with no related allowance, interest income recognized YTD	38	50	142
Impaired loans with a related allowance, recorded investment	3,461	4,107	4,858
Impaired loans with a related allowance, unpaid balance	3,575	4,107	4,858
Impaired loans with a related allowance	682	957	968
Impaired loans with a related allowance, average recored investment YTD	3,841	4,338	4,183
Impaired loans with a related allowance, interest income recognized YTD	150	161	114
Recorded Investment	6,128	10,127	9,560
Unpaid Balance	6,488	10,165	9,560
Related Allowance	682	957	968
Average Recorded Investment YTD	8,509	9,652	7,077
Interest Income Recognized YTD	188	211	256
Commercial installment
Financing Receivable, Impaired [Line Items]
Impaired loans with no a valuation allowance, recorded investment	0	0	0
Impaired loans with no related allowance, unpaid balance	0	0	0
Impaired loans with no related allowance	0	0	0
Impaired loans with no related allowance, average recorded investment YTD	0	2	50
Impaired loans with no related allowance, interest income recognized YTD	0	0	0
Impaired loans with a related allowance, recorded investment	153	306	240
Impaired loans with a related allowance, unpaid balance	153	306	240
Impaired loans with a related allowance	10	50	18
Impaired loans with a related allowance, average recored investment YTD	244	264	189
Impaired loans with a related allowance, interest income recognized YTD	9	14	20
Recorded Investment	153	306	240
Unpaid Balance	153	306	240
Related Allowance	10	50	18
Average Recorded Investment YTD	244	266	239
Interest Income Recognized YTD	9	14	20
Commercial real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with no a valuation allowance, recorded investment	2,324	5,790	4,665
Impaired loans with no related allowance, unpaid balance	2,570	5,828	4,665
Impaired loans with no related allowance	0	0	0
Impaired loans with no related allowance, average recorded investment YTD	4,368	5,099	2,654
Impaired loans with no related allowance, interest income recognized YTD	37	50	142
Impaired loans with a related allowance, recorded investment	2,726	2,927	2,558
Impaired loans with a related allowance, unpaid balance	2,726	2,927	2,558
Impaired loans with a related allowance	343	444	315
Impaired loans with a related allowance, average recored investment YTD	2,832	2,891	2,415
Impaired loans with a related allowance, interest income recognized YTD	127	132	59
Recorded Investment	5,050	8,717	7,223
Unpaid Balance	5,296	8,755	7,223
Related Allowance	343	444	315
Average Recorded Investment YTD	7,200	7,990	5,069
Interest Income Recognized YTD	164	182	201
Consumer real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with no a valuation allowance, recorded investment	329	223	27
Impaired loans with no related allowance, unpaid balance	329	223	27
Impaired loans with no related allowance	0	0	0
Impaired loans with no related allowance, average recorded investment YTD	291	205	179
Impaired loans with no related allowance, interest income recognized YTD	1	0	0
Impaired loans with a related allowance, recorded investment	556	842	2,032
Impaired loans with a related allowance, unpaid balance	669	842	2,032
Impaired loans with a related allowance	308	438	607
Impaired loans with a related allowance, average recored investment YTD	733	1,152	1,546
Impaired loans with a related allowance, interest income recognized YTD	14	15	33
Recorded Investment	885	1,065	2,059
Unpaid Balance	998	1,065	2,059
Related Allowance	308	438	607
Average Recorded Investment YTD	1,024	1,357	1,725
Interest Income Recognized YTD	15	15	33
Consumer installment
Financing Receivable, Impaired [Line Items]
Impaired loans with no a valuation allowance, recorded investment	14	7	10
Impaired loans with no related allowance, unpaid balance	14	7	10
Impaired loans with no related allowance	0	0	0
Impaired loans with no related allowance, average recorded investment YTD	9	8	11
Impaired loans with no related allowance, interest income recognized YTD	0	0	0
Impaired loans with a related allowance, recorded investment	26	32	28
Impaired loans with a related allowance, unpaid balance	27	32	28
Impaired loans with a related allowance	21	25	28
Impaired loans with a related allowance, average recored investment YTD	32	31	33
Impaired loans with a related allowance, interest income recognized YTD	0	0	2
Recorded Investment	40	39	38
Unpaid Balance	41	39	38
Related Allowance	21	25	28
Average Recorded Investment YTD	41	39	44
Interest Income Recognized YTD	$ 0	$ 0	$ 2